Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 3,274,287	$ 13,567
Accounts receivable, net		7,264
Other receivables	105,149	646,690
Loans to third parties, net		4,800,000
Prepayments	9,470	17,047
Due from related parties	81,756	76,466
Total Current Assets	3,470,662	5,561,034
Non-current assets
Property and Equipment, net	108,467	1,503
Intangible assets, net	806	1,940
Long-term prepayment	3,031	4,580
Goodwill
Deferred Tax Assets
Total Assets	3,582,966	5,569,057
Current liabilities
Accrued payroll	168,016	621,483
Advance from customers
Other payables and accruals	244,370	201,469
Due to related party	358,241	279,925
Taxes payable	1,053,249	986,195
Total Current Liabilities	1,823,876	2,089,072
Provision of other liabilities	1,127,945	959,881
Deferred tax liabilities
Total Liabilities	2,951,821	3,048,953
Shareholders' equity
Common Stock ($0.005* par value, unlimited shares authorized, 6,406,146 and 4,422,837* shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively)	32,031	22,114
Additional paid in capital	32,931,128	28,441,045
Statutory reserve	3,032,854	2,949,930
Retained earnings	(34,537,976)	(25,379,699)
Accumulated other comprehensive loss	(826,892)	(3,513,286)
Total Shareholders' Equity	631,145	2,520,104
Total Liabilities and Shareholders' Equity	$ 3,582,966	$ 5,569,057